Gain on time charter agreement termination	12 Months Ended
Dec. 31, 2013
Gain On Time Charter Agreement Termination [Abstract]
Gain on time charter agreement termination
8.      Gain on time charter agreement termination:
For the year ended December 31, 2011
The vessel Star Cosmo, was on time charter at a gross daily charter rate of $35.615 per day for the period from February 10, 2009 until May 1, 2011, and was redelivered earlier to the Company on February 17, 2011. The Company has recognized a gain on time charter agreement termination amounting to $273, which related to the write-off of the unamortized fair value of below market acquired time charter on vessel redelivery date. In addition, the Company recognized a gain amounting to $324 which represented the deferred revenue from the terminated time charter contract.
The vessel Star Omicron was on time charter at a gross daily charter rate of $43.0 per day for the period from April 22, 2008 until February 22, 2011 and was redelivered earlier to the Company on January 17, 2011. The Company recognized a gain amounting to $1,210 which represented the cash consideration received from its charterers relating to the early termination of this charter party.
The vessel Star Sigma, was on time charter at a gross daily charter rate of $38.0 per day for the period from March 1, 2009 until October 29, 2013, and was redelivered earlier to the Company on December 31, 2011. The Company has recognized a gain amounting to $203 which represented the deferred revenue from the terminated time charter contract.
For the year ended December 31, 2012
The vessel Star Sigma, was time chartered to Pacific Bulk Shipping Ltd. at a gross daily charter rate of $38.0 per day for the period from March 1, 2009 until October 29, 2013, and was redelivered earlier to the Company on December 31, 2011. On January 4, 2012, the Company signed an agreement with the charterer in order to receive an amount of $5,734 in cash, as compensation for the early redelivery of the respective vessel. The total amount was received in January 2012. In addition to the cash payment, Pacific Bulk supplied the Company with 1,027 metric tons of fuel, valued at $720.
All amounts presented above are included under "Gain on time charter agreement termination" in the accompanying consolidated statements of operations for years ended December 31, 2011 and 2012.